Inventories, net	12 Months Ended
Dec. 31, 2011
Inventories, net
Inventories, net

Note 8—Inventories, net

        "Inventories, net" consisted of the following:

	December 31,
($ in millions)	2011	2010
Raw materials	2,345	1,988
Work in process	1,796	1,744
Finished goods	1,628	1,226
Advances to suppliers	253	219

	6,022	5,177
Advance payments consumed	(285)	(299)

Total	5,737	4,878

        "Work in process" in the table above contains inventoried costs relating to long-term contracts of $267 million and $290 million at December 31, 2011 and 2010, respectively. "Advance payments consumed" in the table above relates to contractual advances received from customers on work in process.